Note 18 - Deferred Tax Charge	12 Months Ended
Jan. 31, 2016
Deferred Tax Charge [Abstract]
Deferred Tax Charge [Text Block]

Note 18 – Deferred Tax Charge

During 2016, we had internal re-organizations related to intellectual property in some of our subsidiaries. The tax impact related to the reorganizations has been recorded as a deferred charge and is being amortized to income tax expense over the remaining estimated useful life of the intellectual property. Deferred tax charges are amortized to income tax expense over a period of 3 to 8 years.